Segment information - Contributions by Geographical Area (Parenthetical) (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenue	[1]	£ 12,002.8	£ 13,234.1	[2]	£ 13,046.7	[2]
Headline operating profit	[3]	1,260.5	1,560.6		1,651.2
Non-current assets	[4]	11,962.9	15,638.8	[2]
United States [member]
Disclosure of geographical areas [line items]
Revenue		4,216.1	4,576.5		4,576.1
Revenue less pass-through costs		3,524.8	3,806.3		3,836.0
Headline operating profit		563.7	620.6		£ 674.4
Non-current assets		£ 4,609.0	£ 6,354.7

[1]	Intersegment sales have not been separately disclosed as they are not material.
[2]	Figures have been restated as described in the accounting policies.
[3]	A reconciliation from operating profit to headline operating profit is provided in note 31.
[4]	Non-current assets excluding financial instruments and deferred tax.